Share-Based compensation (Details) - Share Based Payment Arrangement All Plans [member]		12 Months Ended
	Feb. 21, 2021 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-Based Compensation
Outstanding at January 1		1,635,606	1,416,490
Granted		1,297,713	518,116
Forfeited		(474,000)	(165,125)
Exercised		(78,525)	(12,000)
Expired		(122,475)	(121,875)
Outstanding as at December 31		2,258,319	1,635,606
Exercisable at December 31		1,453,727	1,034,835
Share Split	500